Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Undesignated preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Undesignated preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Undesignated preferred stock, shares issued	0	0	0
Undesignated preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	146,433,944	125,956,729
Common stock, shares outstanding	146,433,944	125,956,729
Scenario, Previously Reported [Member]
Common stock, shares issued		125,956,721	110,000,000
Common stock, shares outstanding		125,956,721	110,000,000